Value Line Core Bond Fund
Schedule of Investments (unaudited)
September 30, 2023

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 2.5%
$ 300,761	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (SOFR30A + 2.10%), 7.42%, 3/25/43(1)(2)	$303,523
299,396	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 7.62%, 1/25/43(1)(2)	303,327
311,422	FNMA, Series 2023-R04, Class 1M1, (SOFR30A + 2.30%), 7.62%, 5/25/43(1)(2)	315,348
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $914,491)		922,198
COMMERCIAL MORTGAGE-BACKED SECURITIES 2.8%
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	148,275
300,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27(2)	278,717
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	182,418
175,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(1)(2)	168,498
134,135	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53(2)	104,435
100,418	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	91,166
32,298	Sequoia Mortgage Trust, Series 2004-8, Class A1, (SOFR + 0.70%), 6.14%, 9/20/34(2)	28,134
28,441	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	27,765
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,167,573)		1,029,408
CORPORATE BONDS & NOTES 32.9%
BASIC MATERIALS 0.7%
	IRON/STEEL 0.4%
165,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	139,661
	MINING 0.3%
145,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	130,642
		270,303
COMMUNICATIONS 3.3%
	INTERNET 0.7%
150,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(3)	126,870
150,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28(3)	145,338
		272,208
	MEDIA 0.8%
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	146,573
150,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28(3)	142,088
		288,661
Principal Amount		Value
CORPORATE BONDS & NOTES 32.9% (continued)
COMMUNICATIONS 3.3% (continued)
	TELECOMMUNICATIONS 1.8%
$ 150,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	$110,173
150,000	Bell Canada Co. (The), 5.10%, 5/11/33	140,222
150,000	Cisco Systems, Inc., 2.50%, 9/20/26	139,251
150,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	126,836
175,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	126,877
		643,359
		1,204,228
CONSUMER, CYCLICAL 3.8%
	AUTO MANUFACTURERS 1.1%
150,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	117,139
170,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	157,729
150,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.00%, 4/9/27	143,981
		418,849
	HOME BUILDERS 0.4%
152,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27	148,601
	LODGING 0.8%
150,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	143,902
150,000	Marriott International, Inc., 4.90%, 4/15/29	143,018
		286,920
	RETAIL 1.5%
150,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	141,342
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(3)	114,824
150,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32(3)	141,107
150,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27(3)	140,078
		537,351
		1,391,721
CONSUMER, NON-CYCLICAL 7.5%
	BEVERAGES 1.3%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(3)	121,702
150,000	Constellation Brands, Inc., 2.25%, 8/1/31	116,849
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	132,950
135,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	109,519
		481,020
	BIOTECHNOLOGY 1.1%
160,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	143,631
150,000	Gilead Sciences, Inc., 4.60%, 9/1/35	137,264
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 32.9% (continued)
CONSUMER, NON-CYCLICAL 7.5% (continued)
	BIOTECHNOLOGY 1.1% (continued)
$ 150,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	$115,417
		396,312
	COMMERCIAL SERVICES 0.7%
150,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	138,342
155,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	127,252
		265,594
	HEALTHCARE PRODUCTS 0.4%
150,000	Stryker Corp., 3.38%, 11/1/25	143,560
	HEALTHCARE SERVICES 1.2%
150,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	135,094
150,000	Elevance Health, Inc., 4.75%, 2/15/33	139,618
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	148,413
		423,125
	PHARMACEUTICALS 2.8%
150,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	139,201
150,000	Astrazeneca Finance LLC, 4.88%, 3/3/28	147,371
150,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	140,571
150,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	115,425
150,000	Eli Lilly & Co., 4.70%, 2/27/33	144,400
150,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	124,712
140,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	97,205
125,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 3.15%, 10/1/26	111,409
		1,020,294
		2,729,905
ENERGY 3.0%
	OIL & GAS 1.2%
150,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	139,982
150,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	142,482
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25(3)	148,038
		430,502
	PIPELINES 1.8%
150,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	147,795
150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	111,264
150,000	Energy Transfer LP, 5.25%, 4/15/29	143,825
150,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	129,401
Principal Amount		Value
CORPORATE BONDS & NOTES 32.9% (continued)
ENERGY 3.0% (continued)
	PIPELINES 1.8% (continued)
$ 150,000	Targa Resources Corp., Guaranteed Notes, 5.20%, 7/1/27(3)	$146,988
		679,273
		1,109,775
FINANCIAL 9.7%
	BANKS 4.8%
150,000	Bank of America Corp., (SOFR + 2.16%), 5.02%, 7/22/33(2)(3)	138,007
160,000	Citigroup, Inc., Senior Unsecured Notes, (SOFR + 1.16%), 3.35%, 4/24/25(2)	157,146
155,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	132,416
175,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	166,360
150,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	142,566
175,000	JPMorgan Chase & Co., Senior Unsecured Notes, (SOFR + 1.64%), 3.96%, 11/15/48(2)	127,684
175,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	173,246
150,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(2)	150,855
150,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(2)	148,045
150,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30(3)	119,438
160,000	Royal Bank of Canada, 5.00%, 2/1/33	149,081
150,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.32%), 6.64%, 4/25/26(2)(3)	150,855
		1,755,699
	DIVERSIFIED FINANCIALS 2.1%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	157,932
150,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	135,719
160,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(3)	147,491
155,000	American Express Co., 4.90%, 2/13/26	152,068
165,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	160,459
		753,669
	INSURANCE 0.7%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	132,841
125,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(2)	114,587
		247,428
	REITS 2.1%
150,000	American Tower Corp., 5.50%, 3/15/28	147,163
150,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	117,090
See Supplementary Notes to Financial Statements.

September 30, 2023

Principal Amount		Value
CORPORATE BONDS & NOTES 32.9% (continued)
FINANCIAL 9.7% (continued)
	REITS 2.1% (continued)
$ 150,000	Extra Space Storage LP, 2.20%, 10/15/30	$116,312
150,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	112,593
150,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	139,741
150,000	Weyerhaeuser Co., 4.75%, 5/15/26	146,381
		779,280
		3,536,076
INDUSTRIAL 1.6%
	ELECTRONICS 0.7%
160,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	125,114
150,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	146,350
		271,464
	MISCELLANEOUS MANUFACTURERS 0.4%
150,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	129,051
	TRANSPORTATION 0.5%
150,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	100,030
150,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	101,016
		201,046
		601,561
TECHNOLOGY 2.5%
	COMPUTERS 0.8%
150,000	Apple, Inc., 4.65%, 2/23/46	133,655
150,000	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	146,348
		280,003
	SEMICONDUCTORS 0.9%
140,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	93,454
150,000	Broadcom, Inc., 4.30%, 11/15/32	130,866
150,000	NVIDIA Corp., 3.50%, 4/1/40	118,098
		342,418
	SOFTWARE 0.8%
150,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30(3)	126,218
150,000	Oracle Corp., 6.25%, 11/9/32(3)	151,853
		278,071
		900,492
UTILITIES 0.8%
	ELECTRIC 0.8%
150,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	134,934
150,000	Southern Co., 5.70%, 3/15/34	146,901
		281,835
TOTAL CORPORATE BONDS & NOTES (Cost $13,378,452)		12,025,896
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 2.3%
	CALIFORNIA 0.4%
$ 150,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	$136,343
	DISTRICT OF COLUMBIA 0.5%
200,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, Series F, 4.91%, 12/1/23	199,722
	OREGON 0.3%
145,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	103,279
	TEXAS 1.1%
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, Series C, 4.45%, 11/15/43	416,490
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $988,713)		855,834
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.7%
250,000	FNMA, 2.63%, 9/6/24(3)	243,515
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $250,288)		243,515
RESIDENTIAL MORTGAGE-BACKED SECURITIES 33.2%
19,826	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	18,944
79,964	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	74,328
33,188	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	29,499
5,427	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	5,263
16,976	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	15,088
18,992	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	17,296
35,424	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	31,467
112,659	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	96,446
136,558	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	124,859
28,823	FHLMC Gold Pool #Q57991, 4.00%, 8/1/48	26,184
175,908	FHLMC Pool #QB2958, 3.00%, 9/1/50	146,238
187,451	FHLMC Pool #QB5314, 2.50%, 11/1/50	149,929
224,045	FHLMC Pool #QB8153, 2.50%, 1/1/51	179,202
787,212	FHLMC Pool #QF1236, 4.50%, 10/1/52	723,149
134,527	FHLMC Pool #SD8023, 2.50%, 11/1/49	107,702
143,735	FHLMC Pool #SD8163, 3.50%, 8/1/51	124,028
426,320	FHLMC Pool #SD8173, 2.50%, 10/1/51	339,293
1,014,358	FHLMC Pool #SD8256, 4.00%, 10/1/52	903,546
993,127	FHLMC Pool #SD8300, 5.50%, 2/1/53	960,121
49,098	FNMA Pool #AB2346, 4.50%, 2/1/41	46,384
25,787	FNMA Pool #AB5231, 2.50%, 5/1/27	24,641
25,339	FNMA Pool #AB5716, 3.00%, 7/1/27	24,366
46,399	FNMA Pool #AI4285, 5.00%, 6/1/41	45,034
206,313	FNMA Pool #AR6394, 3.00%, 2/1/43	176,390
57,929	FNMA Pool #AS5892, 3.50%, 10/1/45	50,850
19,319	FNMA Pool #AS6102, 3.50%, 11/1/45	16,952
34,337	FNMA Pool #AS6205, 3.50%, 11/1/45	30,134
25,550	FNMA Pool #AS6385, 4.00%, 12/1/45	23,243
65,332	FNMA Pool #AS9562, 3.00%, 5/1/47	55,083
73,896	FNMA Pool #AU4279, 3.00%, 9/1/43	63,167
59,084	FNMA Pool #AV0703, 4.00%, 12/1/43	54,082
24,329	FNMA Pool #AW7362, 2.50%, 8/1/29	22,133
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 33.2% (continued)
$ 70,723	FNMA Pool #AX0416, 4.00%, 8/1/44	$64,264
41,115	FNMA Pool #AY1670, 3.50%, 2/1/45	36,158
24,752	FNMA Pool #AY4195, 4.00%, 5/1/45	22,586
32,882	FNMA Pool #BA3885, 3.50%, 11/1/45	28,843
1,052,661	FNMA Pool #BX7762, 5.00%, 3/1/53	993,927
131,761	FNMA Pool #CA2320, 3.50%, 9/1/48	116,232
64,461	FNMA Pool #CA5540, 3.00%, 4/1/50	53,982
719,996	FNMA Pool #CB0856, 3.00%, 6/1/51	597,397
803,050	FNMA Pool #CB5892, 4.50%, 3/1/53	737,764
1,068,723	FNMA Pool #FM9834, 3.50%, 6/1/49	933,907
53,050	FNMA Pool #MA0641, 4.00%, 2/1/31	49,256
71,573	FNMA Pool #MA4012, 2.00%, 5/1/35	62,003
451,366	FNMA Pool #MA4548, 2.50%, 2/1/52	358,969
1,001,630	FNMA Pool #MA4979, 5.50%, 4/1/53	968,341
790,386	FNMA Pool #MA5106, 5.00%, 8/1/53	746,049
750,000	FNMA Pool #MA5166, 6.00%, 10/1/53	740,413
12,541	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	11,842
7,042	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	6,678
1,307,914	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	194,903
34,087	GNMA II Pool #5332, 4.00%, 3/20/42	31,531
126,047	GNMA II Pool #MA3937, 3.50%, 9/20/46	112,062
115,999	GNMA II Pool #MA7054, 3.50%, 12/20/50	102,212
123,697	GNMA II Pool #MA7651, 3.50%, 10/20/51	108,608
407,174	GNMA II Pool #MA8945, 4.00%, 6/20/53	366,902
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $13,556,789)		12,149,870
U.S. TREASURY OBLIGATIONS 23.4%
120,000	U.S. Treasury Bonds, 5.38%, 2/15/31	125,798
250,000	U.S. Treasury Bonds, 4.38%, 2/15/38	242,236
650,000	U.S. Treasury Bonds, 3.50%, 2/15/39	561,514
425,000	U.S. Treasury Bonds, 1.13%, 5/15/40	243,943
800,000	U.S. Treasury Bonds, 2.88%, 5/15/43	592,688
800,000	U.S. Treasury Bonds, 3.00%, 2/15/48	585,313
1,550,000	U.S. Treasury Bonds, 2.25%, 8/15/49	964,875
300,000	U.S. Treasury Notes, 2.25%, 3/31/24	295,301
150,000	U.S. Treasury Notes, 2.38%, 8/15/24	146,033
1,235,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,193,029
300,000	U.S. Treasury Notes, 3.00%, 9/30/25	288,363
550,000	U.S. Treasury Notes, 4.50%, 7/15/26	544,930
150,000	U.S. Treasury Notes, 2.25%, 8/15/27	137,074
450,000	U.S. Treasury Notes, 2.75%, 2/15/28	416,180
200,000	U.S. Treasury Notes, 3.50%, 1/31/30	187,461
300,000	U.S. Treasury Notes, 1.50%, 2/15/30	248,672
700,000	U.S. Treasury Notes, 1.13%, 2/15/31	552,125
525,000	U.S. Treasury Notes, 2.75%, 8/15/32	454,617
850,000	U.S. Treasury Notes, 3.38%, 5/15/33	770,844
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,173,297)		8,550,996

Shares		Value
SHORT-TERM INVESTMENTS 2.7%
	MONEY MARKET FUNDS 2.5%
508,090	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(4)	$508,090
400,690	State Street Navigator Securities Lending Government Money Market Portfolio(5)	400,690
		908,780

Principal Amount
U.S. TREASURY OBLIGATIONS 0.2%
100,000	U.S. Treasury Bills, 0.10%, 11/21/23	99,254
TOTAL SHORT-TERM INVESTMENTS (Cost $1,008,034)		1,008,034
TOTAL INVESTMENTS IN SECURITIES 100.5% (Cost $41,437,637)		$36,785,751
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.5)%		(194,053)
NET ASSETS(6) 100.0%		$36,591,698

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2023. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(3)	A portion or all of the security was held on loan. As of September 30, 2023, the market value of the securities on loan was $2,234,419.
(4)	Rate reflects 7 day yield as of September 30, 2023.
(5)
Securities with an aggregate market value of $2,234,419
were out on loan in exchange for $400,690 of cash
collateral as of September 30, 2023. The collateral was
invested in a cash collateral reinvestment vehicle.

(6)
For federal income tax purposes, the aggregate cost was
$41,437,637, aggregate gross unrealized appreciation
was $8,509, aggregate gross unrealized depreciation was
$4,660,395 and the net unrealized depreciation was
$4,651,886.

CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Collateralized Mortgage Obligations	$—	$922,198	$—	$922,198
Commercial Mortgage-Backed Securities	—	1,029,408	—	1,029,408
Corporate Bonds & Notes*	—	12,025,896	—	12,025,896
Long-Term Municipal Securities*	—	855,834	—	855,834
U.S. Government Agency Obligations	—	243,515	—	243,515
Residential Mortgage-Backed Securities	—	12,149,870	—	12,149,870
U.S. Treasury Obligations	—	8,550,996	—	8,550,996
Short-Term Investments	908,780	99,254	—	1,008,034
Total Investments in Securities	$908,780	$35,876,971	$—	$36,785,751

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2023, there were no Level 3 investments.